Employee Benefits, Service Awards (Details) - Austria [Member]	12 Months Ended
Dec. 31, 2025
Service Awards [Abstract]
Two months salary as bonus eligibility service period	25 years
Salary as bonus eligibility retiring age	65 years
Bottom of Range [Member]
Service Awards [Abstract]
Four months salary as bonus eligibility service period	35 years
Top of Range [Member]
Service Awards [Abstract]
Four months salary as bonus eligibility service period	40 years